UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07410

Exact name of registrant as specified in charter:	Delaware Investments® National
Municipal Income Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® National Municipal Income Fund
June 30, 2014 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 146.01%
Corporate-Backed Revenue Bonds – 16.67%
Buckeye, Ohio Tobacco
Settlement Financing
Authority
Asset-Backed -2
Series A-2 5.875% 6/1/47	500,000	$396,215
Series A-2 6.50% 6/1/47	430,000	368,523
City of Valparaiso, Indiana
(Pratt Paper Project)
7.00% 1/1/44 (AMT)	240,000	268,253
Gaston County Industrial
Facilities & Pollution
Control Financing Authority
(Exempt Facilities-National
Gypsum Project)
5.75% 8/1/35 (AMT)	290,000	290,046
Gloucester County Pollution
Control Financing Authority
(Keystone Urban Renewal)
5.00% 12/1/24 (AMT)	125,000	138,144
Golden State, California
Tobacco Securitization
Corporation Settlement
Revenue (Asset-Backed
Senior Notes) Series A-1
5.75% 6/1/47	1,000,000	797,350
Harris County, Texas Industrial
Development Corporation
Solid Waste Disposal
Revenue
(Deer Park Refining Project)
5.00% 2/1/23	150,000	163,059
Illinois Railsplitter Tobacco
Settlement Authority
6.25% 6/1/24	500,000	551,665
Louisiana Local Government
Environmental Facilities &
Community Development
Authority
(Westlake Chemical)
Series A 6.50% 8/1/29	645,000	741,073
Series A-1 6.50% 11/1/35	255,000	293,586
Maryland Economic
Development Corporation
Facilities Revenue
(CNX Marine Terminals)
5.75% 9/1/25	600,000	656,526
M-S-R Energy Authority,
California Gas
Series C 7.00% 11/1/34	1,000,000	1,356,850
New Jersey Economic
Development Authority
(Continental Airlines
Project)
5.625% 11/15/30 (AMT)	225,000	241,130
New Jersey Economic
Development Authority
Special Facility Revenue
(Continental Airlines
Project)
5.25% 9/15/29 (AMT)	500,000	519,495
Ohio State Air Quality
Development Authority
Revenue
(First Energy Generation)
Series A 5.70% 8/1/20	260,000	300,186
Pima County, Arizona
Industrial Development
Authority Pollution Control
Revenue
(Tucson Electric Power San
Juan) 5.75% 9/1/29	250,000	254,055
Salt Verde Financial, Arizona
Gas Revenue Senior Note
5.00% 12/1/37	900,000	992,385
St. John the Baptist Parish,
Louisiana
(Marathon Oil) Series A
5.125% 6/1/37	500,000	524,330
Suffolk County, New York
Tobacco Asset
Securitization
Series B 5.00% 6/1/32	750,000	785,663
Tobacco Settlement Financing
Corporation, Louisiana
Asset-Backed Note
Series A 5.25% 5/15/35	460,000	489,146
Tobacco Settlement Financing
Corporation, New Jersey
Series 1A 5.00% 6/1/41	500,000	374,690
Town of Shoals, Indiana
(National Gypsum Project)
7.25% 11/1/43 (AMT)	310,000	339,447
		10,841,817
Education Revenue Bonds – 29.03%
Bowling Green, Ohio Student
Housing Revenue
(CFP I State University
Project) 6.00% 6/1/45	260,000	272,693

(continues)     NQ- OV9 [6/14] 8/14 (13017) 1

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide
Communities Development
Authority School Facility
Revenue
(Aspire Public Schools)
6.125% 7/1/46	625,000	$642,500
California Statewide
Communities Development
Authority Student Housing
Revenue
(Irvine, LLC - UCI East
Campus) 6.00% 5/15/23	470,000	531,810
(Lancer Plaza Project)
5.625% 11/1/33	1,000,000	1,031,790
East Hempfield Township,
Pennsylvania Industrial
Development Authority
(Student Services Income -
Student Housing Project)
5.00% 7/1/35	1,000,000	1,030,920
Health & Educational Facilities
Authority of the State of
Missouri
(St. Louis College of
Pharmacy Project)
5.25% 5/1/33	500,000	538,585
(Washington University)
Series B 5.00% 11/15/30	600,000	689,760
Henderson Public
Improvement Trust, Nevada
(Touro College & University
System Obligation)
5.50% 1/1/39	135,000	145,102
Marietta, Georgia
Development Authority
Revenue
(Life University Income
Project) 7.00% 6/15/39	430,000	441,038
Maryland Health & Higher
Educational Facilities
Authority
(Loyola University) Series A
5.00% 10/1/39	650,000	700,239
Maryland State Economic
Development Student
Housing Revenue
(University of Maryland
College Park Projects)
5.75% 6/1/33	370,000	396,936
Massachusetts State Health &
Educational Facilities
Authority Revenue
(Harvard University)
Series A 5.00% 12/15/29	600,000	695,628
Monroe County, New York
Industrial Development
Revenue
(Nazareth College
Rochester Project)
5.50% 10/1/41	495,000	532,758
Montgomery County,
Pennsylvania Higher
Education & Health
Authority Revenue
(Arcadia University)
5.25% 4/1/30	550,000	573,639
New Hope Cultural Education
Facilities, Texas
(Chief-Collegiate Housing-
Tarleton St.)
5.00% 4/1/34	1,000,000	1,054,460
New Jersey Economic
Development Authority
Revenue
(MSU Student Housing
Project) 5.875% 6/1/42	450,000	492,701
New York City, New York Trust
For Cultural Resources
(Whitney Museum of
American Art)
5.00% 7/1/31	500,000	541,015
New York State Dormitory
Authority
(Columbia University)
5.00% 10/1/41	600,000	664,518
(Touro College & University
System) Series A
5.50% 1/1/39	390,000	427,557
Oregon State Facilities
Authority Revenue
(Concordia University
Project) Series A 144A
6.125% 9/1/30 #	135,000	142,391
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(Edinboro University
Foundation) 5.80% 7/1/30	400,000	421,544

2 NQ- OV9 [6/14] 8/14 (13017)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pennsylvania State Higher
Educational Facilities
Authority Revenue
(University Properties - East
Stroudsburg University)
5.25% 7/1/19	510,000	$565,065
Philadelphia Authority for
Industrial Development
(First Philadelphia
Preparatory College)
7.25% 6/15/43	370,000	387,886
Phoenix, Arizona Industrial
Development Authority
Revenue
(Eagle College Preparatory
Project) Series A
5.00% 7/1/43	500,000	442,895
(Rowan University Project)
5.00% 6/1/42	1,000,000	1,048,920
Pima County, Arizona
Industrial Development
Authority Education
Revenue
(Edkey Charter School
Project) Series REF
6.00% 7/1/48	500,000	484,290
Private Colleges & Universities
Authority Revenue, Georgia
(Mercer University Project)
Series A 5.00% 10/1/32	135,000	140,527
Series C 5.25% 10/1/23	600,000	678,456
Swarthmore Borough
Authority, Pennsylvania
(Swarthmore College
Project) 5.00% 9/15/32	490,000	559,634
Troy, New York Capital
Resource Revenue
(Rensselaer Polytechnic)
Series A 5.125% 9/1/40	600,000	644,520
University of Arizona
Series A 5.00% 6/1/39	500,000	548,115
University of California
Series AI 5.00% 5/15/32	1,000,000	1,141,810
Wyoming Community
Development Authority
Student Housing Revenue
(CHF-Wyoming LLC)
6.50% 7/1/43	250,000	273,300
		18,883,002
Electric Revenue Bonds – 3.50%
Jea Electric System Revenue
Series A 5.00% 10/1/33	1,000,000	1,114,710
Western Minnesota Municipal
Power Agency
Series A 5.00% 1/1/30	1,000,000	1,161,160
		2,275,870
Healthcare Revenue Bonds – 21.71%
Arizona Health Facilities
Authority Revenue
(Catholic Healthcare West)
Series D 5.00% 7/1/28	500,000	532,020
Brevard County, Florida
Health Facilities Authority
Revenue
(Health First Project)
7.00% 4/1/39	350,000	404,841
Butler County, Pennsylvania
Hospital Authority Revenue
(Butler Health System
Project) 7.125% 7/1/29	450,000	531,738
Colorado Health Facilities
Authority Revenue
(Healthcare Facilities -
American Baptist)
8.00% 8/1/43	330,000	384,641
Duluth, Minnesota Economic
Development Authority
Revenue
(St. Luke’s Hospital
Authority Obligation
Group) 5.75% 6/15/32	400,000	429,944
Hawaii Pacific Health Special
Purpose Revenue
Series A 5.50% 7/1/40	300,000	323,637
Illinois Finance Authority
Revenue
(Silver Cross & Medical
Centers) 7.00% 8/15/44	950,000	1,066,793
Koyukuk, Alaska Revenue
(Tanana Chiefs Conference
Health Care Facility Project)
7.75% 10/1/41	300,000	329,679
Louisiana Public Facilities
Authority Revenue
(Ochsner Clinic Foundation
Project) 6.50% 5/15/37	105,000	121,731

(continues)     NQ- OV9 [6/14] 8/14 (13017) 3

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Lycoming County,
Pennsylvania Authority
Health System Revenue
(Susquehanna Health
System Project) Series A
5.50% 7/1/28	500,000	$534,400
Maine Health & Higher
Educational Facilities
Authority Revenue
(Maine General Medical
Center) 6.75% 7/1/41	300,000	329,769
Maricopa County, Arizona
Industrial Development
Authority Health Facilities
Revenue
(Catholic Healthcare West)
Series A 6.00% 7/1/39	500,000	559,100
Monroe County, Pennsylvania
Hospital Authority Revenue
(Pocono Medical Center)
Series A 5.00% 1/1/41	500,000	518,670
Montgomery County,
Pennsylvania Industrial
Development Authority
Revenue
(Mortgage - Whitemarsh
Continuing Care)
6.25% 2/1/35	675,000	682,351
New Hampshire Health and
Education Facilities
Authority Revenue
(Dartmouth - Hitchock
Medical Center)
6.00% 8/1/38	300,000	334,953
New Jersey Economic
Development Authority
(Lion Gates Project)
5.00% 1/1/34	500,000	502,255
New Jersey Health Care
Facilities Financing
Authority Revenue
(Barnabas Health) Series A
5.00% 7/1/22	650,000	753,922
(St. Peters University
Hospital) 6.25% 7/1/35	300,000	323,580
New Mexico Hospital
Equipment Loan Council
Revenue
(Presbyterian Healthcare)
5.00% 8/1/39	500,000	526,905
New York State Dormitory
Authority Revenue Non
State Supported Debt
(Orange Regional Medical
Center) 6.25% 12/1/37	500,000	522,670
Orange County, Florida Health
Facilities Authority Revenue
(Mayflower Retirement
Center)
5.00% 6/1/32	400,000	422,964
5.00% 6/1/36	250,000	263,583
5.125% 6/1/42	750,000	792,180
Oregon State Facilities
Authority Revenue
(Peacehealth Project)
Series A 5.00% 11/15/29	500,000	563,925
Palm Beach County Health
Facilities Authority, Florida
(Sinai Residences Boca
Raton Project)
7.25% 6/1/34	20,000	22,144
7.50% 6/1/49	105,000	116,472
State of Ohio
(Cleveland Clinic Health)
Series A 5.50% 1/1/39	300,000	334,380
University of Medical Center,
Tuscon, Arizona Hospital
Revenue
6.50% 7/1/39	500,000	581,620
West Virginia Hospital Finance
Authority Revenue
(Highland Hospital
Obligation Group)
9.125% 10/1/41	500,000	529,055
Yavapai County, Arizona
Industrial Development
Authority Revenue
(Yavapai Regional Medical
Center) Series A
5.00% 8/1/28	720,000	785,261
		14,125,183
Housing Revenue Bonds – 2.61%
California Municipal Finance
Authority Mobile Home
Park Revenue
(Caritas Project)
Series A 5.50% 8/15/47	750,000	799,725
Series A 6.40% 8/15/45	430,000	473,890

4 NQ- OV9 [6/14] 8/14 (13017)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
City of Williston, Nevada
(Eagle Crest Apartments
Project) 7.75% 9/1/38	255,000	$264,950
Florida Housing Finance
Homeowner Mortgage
Revenue
Series 2
5.90% 7/1/29 (AMT) (NATL-RE)	155,000	156,076
		1,694,641
Lease Revenue Bonds – 10.67%
California State Public Works
Board Lease Revenue
(Various Capital Projects)
Series A 5.00% 4/1/37	1,000,000	1,088,630
Idaho State Building Authority
Revenue
(Health & Welfare Project)
Series A 5.00% 9/1/24	135,000	160,221
(State Police) Series I
5.00% 9/1/23	760,000	898,062
Minnesota State General
Revenue Appropriations
Series B 5.00% 3/1/29	2,000,000	2,299,480
New Jersey Economic
Development Authority
(School Facilities
Construction) Series EE
5.00% 9/1/18	100,000	113,822
New York City, New York
Industrial Development
Agency
(Senior Trips) Series A
5.00% 7/1/28 (AMT)	250,000	267,507
Pima County, Arizona
Industrial Development
Authority Metro Police
Facility Revenue
(Nevada Project)
Series A 5.25% 7/1/31	500,000	529,360
Series A 5.375% 7/1/39	500,000	527,990
Public Finance Authority,
Wisconsin Airport Facilities
Revenue
(AFCO Investors II
Portfolio) 5.75% 10/1/31	500,000	487,410
San Jose, California Financing
Authority Revenue
(Civic Center Project)
Series A 5.00% 6/1/28	500,000	571,640
		6,944,122
Local General Obligation Bonds – 1.73%
City of New York, New York
Series A-1 5.25% 8/15/21	250,000	289,827
Series I-1 5.375% 4/1/36	250,000	285,327
Gila County, Arizona Unified
School District No. 10
(Payson School
Improvement Project of
2006) Series A
5.25% 7/1/27 (AMBAC)	500,000	552,610
		1,127,764
Special Tax Revenue Bonds – 19.70%
Anne Arundel County,
Maryland Special
Obligation Revenue
(National Business Park -
North Project)
6.10% 7/1/40	200,000	213,606
Brooklyn Arena Local
Development, New York
Pilot Revenue
(Barclays Center Project)
6.25% 7/15/40	940,000	1,044,669
6.50% 7/15/30	300,000	341,091
California State Economic
Recovery
Series A 5.25% 7/1/21	260,000	310,078
California Statewide
Communities Development
Authority Revenue
(Statewide Inland Regional
Center Project)
5.375% 12/1/37	500,000	517,950
Guam Government Business
Privilege Tax Revenue
Series A 5.00% 1/1/22	775,000	894,474
Series B-1 5.00% 1/1/42	540,000	559,294
Massachusetts Bay
Transportation Authority
Senior
Series A 5.25% 7/1/29	200,000	249,500

(continues)     NQ- OV9 [6/14] 8/14 (13017) 5

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Miami-Dade County, Florida
Special Obligation
(Capital Appreciation &
Income) Series B
5.00% 10/1/35 (NATL-RE)	1,000,000	$1,040,740
Mosaic District, Virginia
Community Development
Authority Revenue
Series A 6.875% 3/1/36	520,000	597,860
New Jersey Economic
Development Authority
Revenue
5.00% 6/15/28	200,000	215,990
5.00% 6/15/29	800,000	858,848
(School Facilities
Construction) Series AA
5.50% 12/15/29	900,000	996,597
New Jersey Transportation
Trust Fund
Series A 5.00% 6/15/42	110,000	116,165
Series AA 5.00% 6/15/44	340,000	360,777
New York City, New York
Industrial Development
Agency Civic Facility
Revenue
(YMCA of Greater New
York Project)
5.00% 8/1/36	595,000	604,568
New York State Dormitory
Authority
Series A 5.00% 3/15/33	1,000,000	1,126,500
(State Personal Income Tax
Revenue-Education)
Series A 5.00% 3/15/38	570,000	639,227
Northampton County,
Pennsylvania Industrial
Development Authority
Revenue
(Route 33 Project)
7.00% 7/1/32	230,000	246,861
Peoria, Arizona Municipal
Development Authority
Sales Tax & Excise Shared
Revenue
(Senior Lien & Subordinate
Lien) 5.00% 1/1/18	1,085,000	1,235,034
Regional Transportation
District, Colorado Tax
Revenue
(Denver Transit Partners)
6.00% 1/15/41	500,000	554,320
Wyandotte County, Kansas
City, Kansas Unified
Government Special
Obligation Revenue
(Capital Appreciation) Sales
Tax Subordinate Lien
6.07% 6/1/21 ^	130,000	90,459
		12,814,608
State General Obligation Bonds – 3.88%
California State Various
Purposes
5.00% 10/1/41	440,000	482,372
5.25% 11/1/40	320,000	359,584
6.00% 4/1/38	105,000	123,818
State of New York
Series A 5.00% 2/15/39	300,000	336,042
State of Oregon
Series K 5.00% 5/1/22	1,000,000	1,219,710
		2,521,526
Transportation Revenue Bonds – 29.25%
Bay Area, California Toll
Authority Revenue
(San Francisco Bay Area)
5.00% 4/1/27	750,000	884,430
Bay Area, California Toll
Authority Toll Bridge
Revenue
(San Francisco Bay Area)
Series F1 5.00% 4/1/34	1,000,000	1,110,220
Central Texas Regional
Mobility Authority Revenue
Senior Lien 6.00% 1/1/41	520,000	580,923
Chicago Transit Authority
5.25% 12/1/49	180,000	196,695
City of Atlanta, Georgia
Department of Aviation
Series B 5.00% 1/1/29	1,000,000	1,148,700
City of Chicago, Illinois
O’Hare International
Airport Revenue
(General-Senior Lien)
Series D 5.25% 1/1/34	1,000,000	1,114,120

6 NQ- OV9 [6/14] 8/14 (13017)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Maryland State Economic
Development Revenue
(Transportation Facilities
Project) Series A
5.75% 6/1/35	255,000	$271,529
Metropolitan Transit Authority
of Harris County, Texas
Series A 5.00% 11/1/24	500,000	584,015
Metropolitan Transportation
Authority, New York
Series A 5.00% 11/15/41	500,000	538,420
Metropolitan Washington
Airports Authority Revenue
(Dulles Metrorail and
Capital) 5.00% 10/1/53	800,000	830,888
Metropolitan Washington D.C.
Airports Authority Dulles
Toll Road Revenue
(First Senior Lien) Series A
5.25% 10/1/44	245,000	264,115
New Jersey State Turnpike
Authority Revenue
Series A 5.00% 1/1/27	1,000,000	1,140,210
New York Liberty
Development Revenue
(1 World Trade Center Port
Authority Construction)
5.00% 12/15/41	500,000	544,230
North Texas Tollway Authority
Special Projects System
Series A 5.00% 9/1/20	250,000	297,765
Pennsylvania Turnpike
Commission
Series A-1 5.00% 12/1/43	500,000	538,930
Pennsylvania Turnpike
Commission Subordinate
(Special Motor License
Foundation)
5.00% 12/1/22	500,000	574,895
Series B 5.00% 12/1/41	500,000	538,295
Port Authority of Allegheny
County, Pennsylvania
5.75% 3/1/29	900,000	1,029,546
Port Authority of New York &
New Jersey Special Project
(JFK International Air
Terminal)
6.00% 12/1/42	230,000	262,938
6.50% 12/1/28	500,000	534,220
St. Louis, Missouri Airport
Revenue
(Lambert St. Louis
International)
5.00% 7/1/32 (AMT)	1,000,000	1,044,560
Series A-1 6.625% 7/1/34	325,000	373,653
State of Oregon Department
of Transportation
Series A 5.00% 11/15/26	1,000,000	1,211,140
Texas Private Activity Bond
Surface Transportation
Corporate Senior Lien
Revenue
(LBJ Infrastructure)
7.00% 6/30/40	285,000	339,583
7.50% 6/30/33	665,000	818,349
(Mobility Partners)
7.50% 12/31/31	500,000	609,335
(NTE Mobility Partners)
6.75% 6/30/43 (AMT)	225,000	269,221
6.875% 12/31/39	1,000,000	1,173,530
7.00% 12/31/38	165,000	201,962
		19,026,417
Water & Sewer Revenue Bonds – 7.26%
Atlanta, Georgia Water &
Wastewater Revenue
Series A 6.25% 11/1/39	950,000	1,109,723
California Pollution Control
Financing Authority Water
Revenue
144A
5.00% 11/21/45 (AMT)#	800,000	821,760
Los Angeles, California
Wastewater System
Revenue
Series A 5.00% 6/1/27	500,000	591,080
Phoenix, Arizona Civic
Improvement Wastewater
Systems Revenue
(Junior Lien) Series A
5.00% 7/1/39	900,000	1,013,103
San Francisco, California City
& County Public Utilities
Commission Water
Revenue
Series F 5.00% 11/1/27	500,000	589,805

(continues)     NQ- OV9 [6/14] 8/14 (13017) 7

Schedule of investments

Delaware Investments® National Municipal Income Fund (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Texas State
Series C 5.00% 8/1/22	500,000	$600,590
		4,726,061
Total Municipal Bonds
(cost $88,968,629)		94,981,011

	°
Short-Term Investment – 0.38%
Variable Rate Demand Note – 0.38%¤
New Jersey Health Care
Facilities Financing
Authority Series B (Virtua
Health)
0.02% 7/1/43 (LOC-
JPMorgan Chase Bank
N.A.)	250,000	250,000
Total Short-Term Investment
(cost $250,000)		250,000
Total Value of Securities – 146.39%
(cost $89,218,629)		$95,231,011
Liquidation Value of
Preferred
Stock – (46.12%)		(30,000,000)
Liabilities Net of
Receivables and Other
Assets – (0.27%)		(177,773)
Net Assets – 100.00%		$65,053,238
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2014, the aggregate value of Rule 144A securities was $964,151, which represents 1.48% of the Fund’s net assets. See Note 4 in “Notes.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of June 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Summary of abbreviations:
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
NATL-RE – Insured by National Public Finance Guarantee Corporation

8 NQ- OV9 [6/14] 8/14 (13017)

Notes

Delaware Investments® National Municipal Income Fund
June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments National Municipal Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2011–March 31, 2014), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At June 30, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$89,242,134
Aggregate unrealized appreciation	$6,151,716
Aggregate unrealized depreciation	(162,839)
Net unrealized appreciation	$5,988,877

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2014 will expire as follows: $407,888 expires in 2018.

(continues)     NQ- OV9 [6/14] 8/14 (13017) 9

Notes

June 30, 2014 (Unaudited)

2. Investments (continued)

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses that will be carried forward under the Act are as follows:

Loss carryforward character
Short-term	Long-term
$1,516,439	$492,271

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2014:

Level 2
Municipal Bonds	$94,981,011
Short-Term Investments	250,000
Total	$95,231,011

During the period ended June 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Preferred Stock

On March 15, 2012, the Fund issued $30,000,000 Series 2017 Variable Rate MuniFund Term Preferred (VMTP) Shares, with $100,000 liquidation value per share in a privately negotiated offering. Proceeds from the issuance of VMTP Shares, net of offering expenses, were invested in accordance with the Fund’s investment objective. The VMTP Shares were offered to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

10 NQ- OV9 [6/14] 8/14 (13017)

(Unaudited)

The Fund is obligated to redeem its VMTP Shares on April 1, 2017, unless earlier redeemed or repurchased by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of the Fund, at par after April 1, 2014. The Fund may be obligated to redeem certain of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly, subject to adjustments in certain circumstances. The VMTP Shares are treated as equity for tax and reporting purposes.

The Fund uses leverage because its managers believe that, over time, leveraging may provide opportunities for additional income and total return for common shareholders. However, the use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage; accordingly, the use of structural leverage may hurt the Fund’s overall performance.

Leverage may also cause the Fund to incur certain costs. In the event that the Fund is unable to meet certain criteria (including, but not limited to, maintaining certain ratings with Fitch Ratings and Moody’s Investors Service (Moody’s), funding dividend payments, or funding redemptions), the Fund will pay additional fees with respect to the leverage.

4. Geographic, Credit, and Market Risk

The Fund concentrates its investments in securities issued by municipalities, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes. The value of the Fund’s investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At June 30, 2014, 2.69% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB lower or by Standard & Poor’s (S&P) and/or Ba or lower by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding”. “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

NQ- OV9 [6/14] 8/14 (13017) 11

Notes

June 30, 2014 (Unaudited)

4. Geographic, Credit, and Market Risk (continued)

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transactions, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2014, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

5. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

12 NQ- OV9 [6/14] 8/14 (13017)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: